Right-of-use assets and leases payable - Summary of Changes in Lease Payables (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Beginning balance		R$ 1,485,152	R$ 1,523,934	R$ 1,523,769
Interest accrued		153,247	133,767	143,005
Payments of leases and interest		(480,722)	(433,488)	(359,113)
Additions and remeasurement		400,758	342,332	257,201
Write-offs		(104,637)	(81,393)	(71,569)
Opening balance - acquisition of subsidiaries	[1]	287,589	0	30,641
Monetary variations and foreign exchange variations		(1,754)
Ending balance		1,739,633	1,485,152	1,523,934
Current		343,725	316,460	311,426
Non-current		R$ 1,395,908	R$ 1,168,692	R$ 1,212,508

[1]	The total amounts of acquisitions made by the Company in 2025 are substantially related to Hidrovias do Brasil (see Note 27.b).